Issued Capital (Details) - Schedule of Movements in Issued Shares - Ordinary Shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Movements in Issued Shares [Line Items]
Beginning of the year, No. of shares	2,439,897,618	2,406,874,578	2,084,016,678
Beginning of the year	$ 213,971,323	$ 213,787,061	$ 197,447,990
Movement during the year, No. of shares	2,805,217,700	33,023,040	322,857,900
Movement during the year	$ 9,181,662	$ 184,262	$ 16,339,071
End of the year, No. of shares	5,245,115,318	2,439,897,618	2,406,874,578
End of the year	$ 223,152,985	$ 213,971,323	$ 213,787,061